Intangible Assets and Goodwill Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	$ (4,300,000)
Finite-Lived Intangible Assets, Amortization Expense	2,600,000	3,400,000	7,000,000
Goodwill	$ 658,743,000	$ 648,820,000